SCHEDULE OF ORIGINAL LEASE TERMS AND REMAINING LEASE TERMS (Details) - Latam Logistic Properties SA [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average original lease term	3 years 3 months 18 days
Weighted average remaining lease term	2 years 2 months 12 days	3 years 3 months 18 days
COSTA RICA
IfrsStatementLineItems [Line Items]
Weighted average original lease term	2 years 10 months 24 days
Weighted average remaining lease term	2 years 2 months 12 days
COLOMBIA
IfrsStatementLineItems [Line Items]
Weighted average original lease term	3 years 9 months 18 days
Weighted average remaining lease term	2 years 1 month 6 days